MILL EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
MILL EQUIPMENT [Abstract]
MILL EQUIPMENT	NOTE 4 - MILL EQUIPMENT The following table summarizes the Company's equipment as of June 30, 2012.

Mill equipment	$ 1,903,723

Vehicles	37,445
Accumulated depreciation	(930,426)
Net	$ 1,010,742

NOTE 6 - MILL EQUIPMENT

During 2010 and 2011 we purchased and installed equipment to be used on our mining properties totaling $851,216 and $277,900, respectively. The following table summarizes our equipment as of December 31, 2011.

Mill equipment	$ 1,940,409
Accumulated depreciation	(737,741)
$ 1,202,668